CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Net income	$ 3,571,000	$ 4,339
Other comprensive income:
Change in fair value of interest rate swaps	672,000	703,000
Change in unrealized gain on securities available for sale	(219,000)	(163,000)
Plus reclassification adjustment for realized gains and losses included in net income on called securities	38,000	(13,000)
Other comprehensive income	415,000	553,000
Total other comprehensive income	3,986,000	4,892,000
Comprehensive income attributable to the noncontrolling interest	42,000	0
Comprehensive income attributable to the Company	$ 3,944,000	$ 4,892,000